Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 34,120	$ 26,310
Interest-bearing deposits with banks	31,331	38,345
Securities
Trading	145,015	146,534
Investment, net of applicable allowance (Note 4)	121,652	102,470
Securities	266,667	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	324,187	306,961
Loans (Note 5)
Retail	430,841	426,086
Wholesale	202,238	195,870
Loans	633,079	621,956
Allowance for loan losses (Note 5)	(3,139)	(3,100)
Loans, net	629,940	618,856
Segregated fund net assets	1,788	1,663
Other
Customers' liability under acceptances	18,801	18,062
Derivatives	93,982	101,560
Premises and equipment	8,257	3,191
Goodwill	11,288	11,236
Other intangibles	4,641	4,674
Other assets	51,302	49,073
Total other assets	188,271	187,796
Total assets	1,476,304	1,428,935
Deposits (Note 6)
Personal	302,002	294,732
Business and government	569,236	565,482
Bank	31,046	25,791
Total deposits	902,284	886,005
Segregated fund net liabilities	1,788	1,663
Other
Acceptances	18,844	18,091
Obligations related to securities sold short	35,624	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	254,391	226,586
Derivatives	94,611	98,543
Insurance claims and policy benefit liabilities	12,259	11,401
Other liabilities	63,173	58,137
Total other liabilities	478,902	447,827
Subordinated debentures (Note 8)	9,269	9,815
Total liabilities	1,392,243	1,345,310
Equity attributable to shareholders
Retained earnings	56,279	55,981
Other components of equity	4,472	4,248
Total equity attributable to shareholders	83,955	83,523
Non-controlling interests	106	102
Total equity	84,061	83,625
Total liabilities and equity	1,476,304	1,428,935
Preferred shares (Note 8) [member]
Equity attributable to shareholders
Issued capital (Note 8)	5,699	5,707
Common shares (Note 8) [member]
Equity attributable to shareholders
Issued capital (Note 8)	$ 17,505	$ 17,587